American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2023

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 97.8%
Alabama — 1.3%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	3,075,000	2,990,383
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,042,210
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,102,173
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,400,000	2,489,886
		8,624,652
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	385,000	376,313
Arizona — 5.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,495,975
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49	1,675,000	1,526,360
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,006,525
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	700,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	140,000
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,737,224
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,184,093
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	4,205,870
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	801,308
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,361,010
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,352,599
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,021,066
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	445,642
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,966,538
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	711,847
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,324,036
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,147,605
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	867,642
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	81,000	78,751
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	851,375
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	561,919
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	2,882,495
		34,369,880
Arkansas — 0.4%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	1,951,618
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	672,828
		2,624,446
California — 4.1%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	344,722
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	135,000	136,436
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,563,510
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	164,406
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	710,407
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	500,300
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	490,680

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	962,299
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,047,021
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,484,107
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,835,368
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,087,509
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,236,689
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(1)	2,495,000	1,841,466
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	665,112
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,072,854
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	581,414
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	969,574
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,177,220
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	2,758,540
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(4)	3,500,000	1,095,854
Sunnyvale Special Tax, 7.75%, 8/1/32	1,310,000	1,313,569
		27,039,057
Colorado — 3.8%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	416,045
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	510,270
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,125,455
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	847,665
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(5)	1,000,000	1,003,072
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	821,345
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,022,841
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	921,288
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	2,500,000	2,575,860
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	418,077
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	447,000	439,669
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,270,155
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,800,000	1,807,819
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,000,882
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,086,692
One Horse Business Improvement District Rev., 6.00%, 6/1/24	265,000	265,132
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	487,143
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	923,502
State of Colorado COP, 6.00%, 12/15/38	810,000	960,369
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,580,475
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,561,398
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,212,635
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	291,689
		24,549,478
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,292,622
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,620,501
		4,913,123
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48 (1)	2,998,000	2,838,902
District of Columbia — 0.9%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	2,866,033
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,788,270
		5,654,303
Florida — 6.9%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	246,801

Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	952,497
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,168,915
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,860,000	4,184,403
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,782,370
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	2,730,000	2,764,133
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	705,836
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	734,980
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,003,744
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,274,800
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	951,366
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	719,361
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	1,903,058
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	2,000,000	2,048,795
Orlando Utilities Commission Rev., 5.00%, 10/1/48	3,000,000	3,220,920
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,058,050
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,240,000	2,279,858
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	2,590,000	2,485,910
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,536,874
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,845,000	1,790,204
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50	2,495,000	2,213,563
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,915,000	1,484,242
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,175,000	1,504,320
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	3,000,000	3,065,055
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(1)	1,000,000	1,004,933
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,818,608
		44,903,596
Georgia — 3.7%
Atlanta Department of Aviation Rev., 5.00%, 7/1/47	2,000,000	2,057,757
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,010,000	980,740
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,332,128
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,032,128
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,284,012
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,039,308
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,242,650
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	4,555,000	4,660,061
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,090,612
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,412,287
		24,131,683
Idaho — 0.7%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	2,907,414
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,799,359
		4,706,773
Illinois — 7.0%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,310,934
Chicago GO, 5.00%, 1/1/28	2,000,000	2,092,948
Chicago GO, 5.00%, 1/1/29	2,000,000	2,108,346
Chicago GO, 5.625%, 1/1/29	2,500,000	2,643,702
Chicago GO, 5.50%, 1/1/39	2,000,000	2,021,561
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,691,980
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,420,273
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,040,175
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,201,659
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,048,983
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,388,108

Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,290,465
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,038,292
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,817,070
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/45	1,790,000	1,887,385
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,170,531
State of Illinois GO, 5.00%, 10/1/33	900,000	949,424
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,000,497
State of Illinois GO, 5.50%, 5/1/39	985,000	1,057,903
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,581,397
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,664,749
		45,426,382
Indiana†
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	252,246
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	3,622,071
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,480,000	1,442,727
		5,064,798
Kansas — 0.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,285,306
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	697,914
		1,983,220
Kentucky — 1.4%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,345,590
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,507,527
		8,853,117
Louisiana — 0.6%
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,355,980
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,024,446
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,486,133
		3,866,559
Maryland — 1.9%
Baltimore Rev., 5.00%, 6/1/51	1,200,000	1,139,546
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,469,781
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,457,352
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,007,753
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,030,812
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,728,221
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,345,017
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,938,624
		12,117,106
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	3,500,000	3,706,491
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,135,609
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	831,633
Massachusetts Port Authority Rev., 5.00%, 7/1/37	2,000,000	2,145,187
Massachusetts Port Authority Rev., 5.00%, 7/1/41	1,200,000	1,263,920
		10,082,840
Michigan — 3.4%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,278,954
Detroit GO, 5.50%, 4/1/45	1,540,000	1,579,535
Detroit GO, 5.00%, 4/1/46	2,000,000	1,964,614
Detroit GO, 5.00%, 4/1/50	2,250,000	2,181,844
Detroit GO, 5.50%, 4/1/50	1,820,000	1,854,898

Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,102,901
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	230,000	218,033
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,479,752
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	285,000	289,825
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	139,061
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(5)	2,105,000	2,152,469
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	4,058,416
State of Michigan Trunk Line Rev., 5.00%, 11/15/46(6)	2,000,000	2,151,314
		22,451,616
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	2,970,557
Missouri — 1.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	881,301
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	858,244
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	1,807,860
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,350,508
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,012,119
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	920,954
		11,830,986
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	3,600,000	3,577,934
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	5,000,000	5,099,330
		8,677,264
Nevada — 2.5%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,205,000	1,214,902
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	310,000	312,057
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	570,000	572,826
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	125,000	126,141
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	910,000	912,899
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	810,000	654,194
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37	1,000,000	986,223
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47	1,400,000	1,287,092
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	536,484
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	690,000	647,274
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	565,000	522,534
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	930,000	837,481
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	6,500,000	800,827
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,305,745
Sparks Rev., 2.75%, 6/15/28(1)	2,920,000	2,709,893
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,706,221
		16,132,793
New Jersey — 3.8%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,076,687
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,640,976
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	994,201
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	642,145
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	2,300,000	2,405,235
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,030,900
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	460,908
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,155,808
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50	1,000,000	1,090,061

Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,065,817
		24,562,738
New Mexico — 0.8%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	482,340
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	420,887
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,080,365
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	878,354
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,281,449
		5,143,395
New York — 9.8%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,499,890
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	611,969
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	477,465
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	899,854
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	884,843
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,442,331
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,144,370
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	1,500,000	1,593,378
New York City GO, 5.25%, 5/1/42	1,000,000	1,092,942
New York City GO, 5.00%, 4/1/43	7,040,000	7,320,740
New York City GO, 5.25%, 5/1/43	1,000,000	1,091,756
New York City GO, 4.00%, 9/1/46	1,240,000	1,183,751
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	865,000	865,059
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,482,770
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	1,500,000	1,720,525
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/36	1,500,000	1,665,161
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.95%, 9/1/23 (SBBPA: Barclays Bank PLC)	300,000	300,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,153,507
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	914,666
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,274,866
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,419,165
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,658,740
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,243,865
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	2,000,000	1,620,889
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,574,659
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,605,015
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	298,490
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	563,722
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	402,120
		64,006,508
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	560,000	525,118
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	957,972
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,399,852
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,261,096
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,413,099
		6,557,137
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	15,415,000	14,112,063
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,733,033
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,411,614
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,421,075
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,890,000	4,105,131

Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,272,481
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,264,222
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	967,548
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,735,990
		30,023,157
Oklahoma — 0.2%
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,263,834
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	234,876
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	908,641
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,366,902
		2,510,419
Pennsylvania — 3.2%
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	1,869,828
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,073,228
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	441,000	425,544
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	874,000	803,126
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,514,017
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	913,946
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	913,225
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par(5)	1,250,000	1,279,836
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	1,600,000	1,735,576
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,600,000	1,619,824
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	728,941
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(5)	1,500,000	1,508,683
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,530,689
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	215,000	209,915
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,799,943
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	935,580
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	931,110
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	913,496
		20,706,507
Puerto Rico — 1.9%
Puerto Rico GO, 5.375%, 7/1/25	2,412,437	2,458,329
Puerto Rico GO, 5.625%, 7/1/29	402,071	425,407
Puerto Rico GO, 5.75%, 7/1/31	390,528	422,389
Puerto Rico GO, 4.00%, 7/1/33	370,323	346,764
Puerto Rico GO, 4.00%, 7/1/35	332,871	305,928
Puerto Rico GO, 4.00%, 7/1/37	285,691	257,038
Puerto Rico GO, 4.00%, 7/1/41	388,431	335,898
Puerto Rico GO, 4.00%, 7/1/46	403,963	336,290
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(4)	60,379	58,186
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	290,377
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,753,388	905,187
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,371,363
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,812,439
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,392,641
		12,718,236
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	1,945,251

Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	970,643
		2,915,894
South Carolina — 1.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,219,159
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/52	2,500,000	2,692,339
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	982,808
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	4,990,611
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	523,705
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	837,569
		11,246,191
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,700,000	1,365,909
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	900,000	949,434
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	503,617
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,019,454
		3,838,414
Texas — 8.5%
Austin Airport System Rev., 5.00%, 11/15/35	1,500,000	1,614,873
Austin Airport System Rev., 5.00%, 11/15/36	2,000,000	2,130,694
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	911,666
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,761,449
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	9,952,280
El Paso Water & Sewer Rev., 4.00%, 3/1/39	3,000,000	2,946,363
Fort Bend Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	2,000,000	2,051,786
Fort Bend Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,750,000	1,757,099
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,536,704
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,631,174
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,539,576
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,443,132
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(5)	1,615,000	1,679,565
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(5)	1,850,000	1,923,960
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(5)	1,120,000	1,189,891
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(5)	1,260,000	1,338,627
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(5)	2,750,000	2,921,607
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(5)	390,000	404,616
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(5)	1,000,000	1,037,477
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(5)	1,300,000	1,348,720
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	827,147
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	809,664
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	899,182
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,338,561
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	4,716,756
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,781,697
		55,494,266

Utah — 0.6%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52 (1)	4,250,000	3,611,950
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	996,681
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	1,990,340
Dulles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,700,538
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	3,330,000	3,243,322
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	925,000	862,694
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	421,237
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,939,318
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,069,815
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,142,456
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	919,190
		15,285,591
Washington — 3.7%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,500,000	1,732,404
Port of Seattle Rev., 5.00%, 8/1/47	3,530,000	3,630,918
Port of Seattle Rev., 5.50%, 8/1/47	2,370,000	2,532,449
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,179,888
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,275,416
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	425,000	403,941
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	667,137
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,371,634
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/24, Prerefunded at 100% of Par(1)(5)	2,000,000	2,023,532
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	2,600,000	2,279,862
		24,097,181
West Virginia — 0.2%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	500,000	522,316
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	1,000,000	1,058,865
		1,581,181
Wisconsin — 2.7%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	836,100
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,109,077
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,569,352
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	870,480
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	624,749
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	879,753
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,204,759
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	1,260,000	1,248,957
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	452,780
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	388,602
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(5)	50,000	55,689
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	855,902
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,279,861
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	822,655
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	863,358
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,132,831
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	846,791

Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/46	2,000,000	1,567,426
		17,609,122
TOTAL MUNICIPAL SECURITIES (Cost $690,844,301)		637,613,411
AFFILIATED FUNDS(7) — 1.0%
American Century Diversified Municipal Bond ETF (Cost $6,858,608)	133,300	6,574,356
SHORT-TERM INVESTMENTS †
Money Market Funds †
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $119,436)	119,448	119,436
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $697,822,345)		644,307,203
OTHER ASSETS AND LIABILITIES — 1.2%		7,565,934
TOTAL NET ASSETS — 100.0%		$651,873,137

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	392	December 2023	$43,524,250	$366,103
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund Guaranteed
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $128,411,134, which represented 19.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$637,613,411	—
Affiliated Funds	$6,574,356	—	—
Short-Term Investments	119,436	—	—
	$6,693,792	$637,613,411	—
Other Financial Instruments
Futures Contracts	$366,103	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,429	—	$1,872	$17	$6,574	133	$(67)	$58
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.